Segment Information (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Adjustments to reconcile adjusted EBITDA to consolidated loss from operations:
Consolidated loss from operations	$ (2,682,628)		$ (4,539,770)
Benson Hill, Inc
Segment Reporting Information [Line Items]
Revenue	39,692,000	$ 31,028,000	71,494,000	$ 62,614,000	$ 114,348,000	$ 79,523,000	$ 4,269,000
Adjusted EBITDA	(15,774,000)	(8,377,000)	(30,621,000)	(17,748,000)	46,471,000	35,261,000	17,493,000
Adjustments to reconcile adjusted EBITDA to consolidated loss from operations:
Consolidated loss from operations	(24,609,000)	(10,285,000)	(44,900,000)	(21,340,000)	(59,817,000)	(43,705,000)	(18,939,000)
Depreciation and amortization	2,839,000	1,632,000	5,430,000	3,029,000	7,504,000	3,790,000	707,000
Stock-based compensation	709,000	217,000	1,356,000	504,000	1,010,000	644,000	213,000
Other nonrecurring costs, including acquisition costs	527,000	59,000	527,000	59,000
South America seed production costs	2,805,000		2,805,000
Non-recurring public company readiness costs	1,955,000		4,161,000
Total Adjusted EBITDA	(15,774,000)	(8,377,000)	(30,621,000)	(17,748,000)	46,471,000	35,261,000	17,493,000
Point in time | Benson Hill, Inc
Segment Reporting Information [Line Items]
Revenue	39,634	30,941	71,403	62,447
Over time | Benson Hill, Inc
Segment Reporting Information [Line Items]
Revenue	58	87	91	167
Fresh | Benson Hill, Inc
Segment Reporting Information [Line Items]
Revenue	16,906,000	12,174,000	34,470,000	31,945,000	55,278,000	28,573,000
Adjusted EBITDA	165,000	895,000	(172,000)	2,473,000	(218,000)	1,253,000
Adjustments to reconcile adjusted EBITDA to consolidated loss from operations:
Total Adjusted EBITDA	165,000	895,000	(172,000)	2,473,000	(218,000)	1,253,000
Ingredients | Benson Hill, Inc
Segment Reporting Information [Line Items]
Revenue	22,724,000	17,819,000	36,919,000	29,554,000	58,566,000	49,193,000	709,000
Adjusted EBITDA	(6,409,000)	(2,557,000)	(13,197,000)	(4,625,000)	7,999,000	(2,239,000)	(15,000)
Adjustments to reconcile adjusted EBITDA to consolidated loss from operations:
Total Adjusted EBITDA	(6,409,000)	(2,557,000)	(13,197,000)	(4,625,000)	7,999,000	(2,239,000)	(15,000)
Unallocated and other | Benson Hill, Inc
Segment Reporting Information [Line Items]
Revenue	62,000	1,035,000	105,000	1,115,000	504,000	1,757,000	3,560,000
Adjusted EBITDA	(9,530,000)	(6,715,000)	(17,252,000)	(15,596,000)	38,690,000	36,247,000	17,508,000
Adjustments to reconcile adjusted EBITDA to consolidated loss from operations:
Total Adjusted EBITDA	$ (9,530,000)	$ (6,715,000)	$ (17,252,000)	$ (15,596,000)	$ 38,690,000	$ 36,247,000	$ 17,508,000